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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington D.C. 20549


                               FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: September 30, 1999

                 Check here if Amendment [ ]: Amendment Number:

                        This Amendment (Check only one.):

                         [ ] is a restatement.
                         [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: Chieftain Capital Management, Inc.

Address: 12 East 49th Street, New York, New York 10017

Form 13F File Number: 28-1658

               The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Thomas D. Stern
Title: Director
Phone: (212) 421-9760

Signature, Place, and Date of Signing:

/s/ Thomas D. Stern
--------------------------------------

New York, New York
November 10, 1999

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers:   0

Form 13F Information Table Entry Total:  4

Form 13F Information Table Value Total:   $971,318  (thousands)

CONFIDENTIAL INFORMATION HAS BEEN OMITTED
AND FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Managers:    NONE

FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------
     COLUMN 1           COLUMN 2       COLUMN 3    COLUMN 4                  COLUMN 5
------------------------------------------------------------------------------------------------
  NAME OF ISSUER     TITLE OF CLASS     CUSIP        VALUE      SHARES OR     SH/PRN    PUT/CALL
                                                   (X$1000)   PRINCIPAL AMT

------------------------------------------------------------------------------------------------
SHAW
COMMUNICATIONS INC        CL B       82028K 20 0    471,305     17,099,197      SH
------------------------------------------------------------------------------------------------
ALBERTA ENERGY LTD        COM        012873 10 5    398,231     13,791,068      SH
------------------------------------------------------------------------------------------------
MEDIAONE GROUP INC        COM        58440J 10 4     72,401      1,059,850      SH
------------------------------------------------------------------------------------------------
FEDERAL HOME LN
MTG CORP                  COM        313400 30 1     29,381        565,019      SH
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------

COLUMN TOTALS                                       971,318
------------------------------------------------------------------------------------------------

    GRAND TOTAL                                     971,318

-----------------------------------------------------------------------
     COLUMN 1         COLUMN 6    COLUMN 7            COLUMN 8
-----------------------------------------------------------------------
  NAME OF ISSUER     INVESTMENT     OTHER         VOTING AUTHORITY
                     DISCRETION   MANAGERS   --------------------------
                                                SOLE      SHARED   NONE
-----------------------------------------------------------------------
SHAW
COMMUNICATIONS INC      SOLE                 17,099,197
-----------------------------------------------------------------------
ALBERTA ENERGY LTD      SOLE                 13,791,068
-----------------------------------------------------------------------
MEDIAONE GROUP INC      SOLE                  1,059,850
-----------------------------------------------------------------------
FEDERAL HOME LN
MTG CORP                SOLE                    565,019
-----------------------------------------------------------------------

-----------------------------------------------------------------------

-----------------------------------------------------------------------

COLUMN TOTALS
-----------------------------------------------------------------------

    GRAND TOTAL